Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP)
20.	Significant differences between generally accepted accounting policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP)
The Company’s financial statements have been prepared in accordance with FRS 102, which differs in certain respects from the requirements of accounting principles generally accepted in the United States (“US GAAP”). The effects of the application of US GAAP to Alvarium Investments Limited (“the Company”) results are set out below.
There are other presentational differences between UK and US GAAP which do not impact net income or shareholders’ equity, and thus are not included in the reconciliation below.

The impact of the conversion to US GAAP on net income in the periods ending 30 September 2022 and 30 September 2021 is as follows:

	30 Sep 22 £	30 Sep 21 £
Loss for the financial period as reported under UK GAAP	(10,046,718)	4,560,946
Reversal of amortisation of goodwill (d)	2,617,635	2,553,677
Amortisation of separately recognised intangible assets arising on business combinations (a)	(60,971)	(61,429)
Additional amortisation of intangible asset grossed up for deferred tax under US GAAP (n)	(467,593)	—
Reclassification of asset acquisition as business combination (g)	956,172	956,172
Reversal of equity method investment amortisation (h)	535,338	532,435
Amortisation of additional intangible assets within equity method investments (i)	(328,911)	(374,592)
Release of deferred tax on equity method amortisation above (i)	62,236	71,023
Recognition of excess losses against loans provided to certain equity method investees (k)	(219,128)	(262,107)
Revenue recognition adjustments (m)	(1,076,087)	(90,827)
Impact of GAAP differences on results of equity method investments (l)	(221,635)	—
Deferred tax (expense)/benefit (0)	648,771	(3,965,949)

Net income under US GAAP	(7,600,891)	3,919,349
Net income attributable to non-controlling interest under US GAAP	8,652	(540,135)

Net income attributable to shareholders’ of the parent company under US GAAP	(7,592,239)	3,379,214

The impact of the conversion to US GAAP on shareholders funds as at 30 September 2022 and 31 December 2021 is as follows:

	2022 £	2021 £
Shareholders funds as at 30 September 2022 and 31 December 2021 as reported under UK GAAP	48,391,408	56,305,169
Reversal of amortisation of goodwill (d)	21,692,608	19,074,973
Impact on goodwill of additional deferred tax liabilities recognised on acquisition (a)	5,284,823	5,284,823
Impact on intangible assets of additional deferred tax liabilities recognised on asset acquisition (o)	12,827,094	—
Amortisation of separately recognised intangible assets arising on business combinations (a)	(687,389)	(626,418)
Additional amortisation of intangible asset grossed up for deferred tax under US GAAP (n)	(467,593)	—
Reclassification of asset acquisition as business combination ( g)	4,780,860	3,824,688
Fair value adjustments on step acquisitions (f)	11,471,931	11,471,931
Acquisition costs and fair value adjustments to deferred consideration previously capitalised (b) & (c)	(1,695,685)	(1,695,685)
Fair value adjustments on non-controlling interests (e)	10,933,918	10,933,918
Revenue recognition adjustments (m)	(2,039,661)	(963,574)
Reversal of equity method investment amortisation (h)	4,564,243	4,028,905
Accumulated amortisation of additional intangible assets within equity method investments (i)	(5,684,351)	(5,355,440)
Release of deferred tax on equity method amortisation above (i)	1,078,926	1,016,690
Additional impairment of investment in joint venture (j)	(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(1,876,103)	(1,611,431)
Impact of GAAP differences on results of equity method investments (l)	—	221,635
Deferred taxes (p)	(18,947,266)	(6,768,943)
Cumulative translation adjustments on all of the above	1,761,311	323,116

Shareholders funds as at 30 September 2022 and 31 December 2021 under US GAAP	91,134,922	95,210,205
Non-controlling interest	(5,103)	(13,475)

Total equity attributable to shareholders’ of the parent company under US GAAP	91,129,819	95,196,730

The impact of the conversion to US GAAP on the Company’s statement of cashflows for the periods ended 30 September 2022 and 2021 is as follows:

	30 Sep 2022 £	30 Sep 2021 £
Operating activities

Net cash from operating activities per UK GAAP	1,085,801	6,055,053
Reclassification of interest received from investing activities	93,090	40,966
Reclassification of interest paid from financing activities	(3,167,353)	(476,958)

Net cash from operating activities per US GAAP	(1,988,462)	5,619,061

Investing activities

Net cash used in investing activities per UK GAAP	706,684	(5,019,607)
Reclassification of interest received to operating activities	(93,090)	(40,966)
Reclassification of transactions between equity holders	15,615	1,596,107

Net cash used in investing activities per US GAAP	629,209	(3,464,466)

Financing activities

Net cash (used in)/ from financing activities per UK GAAP	(3,294,527)	456,865
Reclassification of interest paid to operating activities	3,167,353	476,958
Reclassification of transactions between equity holders	(15,615)	(1,596,107)

Net cash (used in)/ from financing activities per US GAAP	(142,789)	(662,284)

Net change in cash and cash equivalents from UK to US GAAP	—	—

In addition, the Company had
non-cash
financing activity of £9.4m relating to a loan from shareholders for the period ended 30 September 2021.
Business combinations
(a) Intangible assets other than goodwill
Under FRS102 for acquisitions made after 1 January 2019, intangible assets other than goodwill are only required to be recognised to the extent that they are both separable and arise from contractual rights.
Under US GAAP intangible assets that are either separable or arise from contractual rights are required to be recognised. This leads to the recognition of additional intangible assets under US GAAP than under FRS102 for acquisitions made by the Company after 1 January 2019.
Due to the recognition of additional deferred tax liabilities under US GAAP compared to UK GAAP, the amount of goodwill recognized in the previous business combination accounting has also increased.
(b) Expense acquisition costs
Under FRS102, acquisition costs incurred by the acquirer are capitalised as part of the purchase consideration for the acquisition.
Under US GAAP, these are required to be charged to acquisition costs in the income statement.
(c) Fair value adjustments to deferred and contingent consideration
Under FRS102, any fair value adjustments to deferred consideration outside the measurement period can be adjusted against goodwill.
Under US GAAP, any fair value adjustments outside the measurement period are adjusted through the P&L.
(d) Goodwill amortisation
Under FRS 102, goodwill is presumed to have a finite useful economic life and is recorded at cost less accumulated amortisation and impairment. Accordingly, the Company amortised goodwill on a straight-line basis over an estimated useful life of 10 years.
US GAAP prohibits the amortisation of goodwill and instead requires that goodwill be tested at least annually for impairment or more frequently if impairment indicators exist. Amortisation expense recognised under FRS 102 was reversed under US GAAP.
(e)
Non-controlling
interest
Under FRS102, no goodwill is recognised for the
non-controlling
interest of an acquired company.
Under US GAAP, goodwill is recognised on the entire Company acquired, including the amount pertaining to the non-controlling
interest. This has led to conversion adjustments in respect of two acquisitions made in 2019 by the Company.
(f) Step acquisitions
Under FRS102 where control of a subsidiary is achieved in stages, no fair value adjustments are made to any existing holdings in the subsidiary.
Under US GAAP where control of a subsidiary is achieved in stages, any existing holdings in the subsidiary are fair valued with any resulting gain or loss recorded in the income statement. This has led to reconciliation adjustments in respect of two acquisitions made in 2019 by the Company, along with a further three in 2015.
(g) Reclassification of asset acquisition as business combination
In February 2019 the Company acquired certain assets from LEPE Partners LLP, a merchant banking business. Under UK GAAP this did not meet the definition of a business combination. One customer related intangible asset of £
12,748,964
was recognised and is being amortised over
10
years. Under US GAAP, following the application of the screening test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single asset or a group of similar assets, it was determined that this met the definition of a business combination.
This is the impact of the reversal of the amortisation recorded under UK GAAP, as Goodwill, which is not amortisable, would have been recognised for US GAAP.
Investments in joint ventures and associates
(h) Implied goodwill amortisation
Under FRS102 any implied goodwill arising on the acquisition of an interest in a joint venture or associate is amortised over a period of 10 years.
Under US GAAP no such amortisation charge is booked. This has led to the reversal of any accumulated amortisation on implied goodwill recorded by the Company under FRS102.
(i) Separate intangible assets arising on acquisition of an equity method investment
Under US GAAP where implied goodwill on an acquisition arises, this is required to be assessed for separate intangible assets. This has given rise to separate intangible assets being identified in respect of two of the Company’s equity method investments. These intangible assets have then been amortised over their estimated useful economic lives through the Company’s share of profits from joint ventures and associates. The deferred tax impact of the recognition of such intangible assets has also been recognised.
Such intangible assets are not required to be recognised and amortised under UK GAAP.
(j) Additional impairment of equity method investments
Given the reversal of the implied goodwill amortisation, under US GAAP the goodwill is required to be assessed for impairment at each reporting date. As a result of this, an additional impairment has been recorded compared to that reported under UK GAAP.
(k) Treatment of losses in excess of investment in equity method investments
Under UK GAAP, when the Group’s share of losses of an associate or joint venture investment equals or exceeds the carrying amount of its investment, the Group stops recognising its share of further losses. The Group recognises its share of any subsequent profits only after its share of profits equals its share of losses not recognised.
Under US GAAP excess losses are offset against the Group’s other interests in the investee, including loans advanced.
(l) Impact of GAAP differences on results of equity method investments
In 2022 an equity method investee had amortised goodwill on its own balance sheet under UK GAAP. Conversion of these results to US GAAP has resulted in the reversal of this amortisation amounting to £221,635.
(m) Revenue Recognition
Upon the adoption of ASC 606, various adjustments to revenue impacted current and prior period FRS102 revenue recognition, primarily due to when performance obligations were considered satisfied under FRS102 compared to US GAAP, under ASC 606.
The Company’s full accounting policy for revenue recognition under FRS102 can be found on in the accounting policies disclosed to note 3 in these financial statements.
The Company’s full accounting policy for revenue recognition under US GAAP is detailed below:
Revenue recognition differs under ASC 606, which applies a specific 5 step model, which results in certain adjustments when compared to revenue recognized under FRS 102. The five step model applies under ASC 606 is as follows.
1. Identification of contract with customer
2. Identification of performance obligation
3. Determination of transaction price
4. Allocation of transaction to performance obligation
5. Recognition of revenue when performance obligations are met.
For the purposes of this reconciliation, the Company considered the adoption date of ASC 606 to be 1/1/2018.
The difference in policy resulted in differences in the following revenue recognition differences:
Corporate finance engagements

•
Within the Merchant Banking division, it was noted that under US GAAP, retainer fees should be recognized in line with completion of the related performance obligation. Under FRS 102, such fees were recognized when received. This resulted in timing adjustments which decreased revenue by £193,765 in the nine months ended 30 September 2021 and decreased revenue by £1,076,087 in the nine months ended 30 September 2022.

•
In the
Co-investment
division, an advisory fee that was recognised fully in 2018 under UK GAAP was noted as needing to be recognised over the life of the contract (2019 to 2021) commensurate with the satisfaction of the performance obligation under US GAAP. Recognising this revenue over time in line with the performance obligation has resulted in an increase of revenue of £102,938 in the nine months ended 30 September 2021, as revenue has been deferred to match the Group’s satisfaction of the underlying performance obligation.

UK Investment advisory revenue, Overseas Investment advisory revenue, Trust and fiduciary revenue, Private and family office revenue
The five step model was applied to the variable consideration revenue recognised in the Family Office Services and Investment Advisory divisions. US GAAP requires recognition of variable consideration to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is resolved subsequently. Under FRS 102, such revenue was recognised based on the best estimate at the time it was recorded. From the analysis performed, the Group noted no significant differences requiring adjustment.
(n) Additional amortisation of intangible asset grossed up for deferred tax under US GAAP.
Under UK GAAP, deferred tax is not recognised in relation to timing differences arising from assets or liabilities acquired in a transaction which is not accounted for as a business combination.
Under US GAAP, where such assets or liabilities are acquired deferred tax is accounted for using the simultaneous equation method as set out in ASC 740.
In relation to an asset acquisition made during 2022, this has resulted in an additional deferred tax liability of £12,827,094 being recognised under US GAAP with a corresponding increase also recorded in intangible assets. The additional amortisation arising on this grossed up intangible asset is £467,593.
(o) Impact on intangible assets of additional deferred tax liabilities recognised on asset acquisition.
Under UK GAAP, deferred tax is not recognised in relation to timing differences arising from assets or liabilities acquired in a transaction which is not accounted for as a business combination.
Under US GAAP, where such assets or liabilities are acquired deferred tax is accounted for using the simultaneous equation method as set out in ASC 740.
In relation to an asset acquisition made during 2022, this has resulted in an additional deferred tax liability of £12,827,094 being recognised under US GAAP with a corresponding increase also recorded in intangible assets.
(p) Income taxes
A reconciliation of the income tax expense/(credit) under UK GAAP to US GAAP is given below.

	30 Sep 22 £	30 Sep 21 £
Income tax expense/(credit) under UK GAAP	(654,170)	(613,258)

Recognition of deferred taxes in respect of non-tax adjustments (1)	(648,771)	1,548,118
Impact of a transaction in the subsequent events window on UK deferred tax assets (2)	—	2,417,831

Total adjustment to deferred tax expense/(benefit)	(648,771)	3,965,949

Income tax expense/(credit) US GAAP	(1,302,941)	3,352,691

A reconciliation of the deferred tax asset/(liability) under UK GAAP to US GAAP is given below.

	30 Sep 22 £	31 Dec 21 £
Deferred tax asset/(liability) under UK GAAP	3,163,812	2,146,091

Recognition of deferred taxes in respect of non-tax adjustments (1)	(6,120,172)	(6,768,943)
Impact of additional deferred tax arising on asset acquisition (3)	(12,827,094)	—

Total adjustment to deferred tax asset/(liability)	(18,947,266)	(6,768,943)

Deferred tax asset/(liability) under US GAAP	(15,783,454)	(4,622,852)

(1) Deferred taxes in respect of
non-tax
adjustments
This line represents the
tax-effect
of
non-tax
adjustments including the effects of valuation allowance adjustments and tax rate changes in the UK on the additional deferred tax assets and liabilities recognised under US GAAP.
(2) Impact of a transaction in the subsequent events window on UK deferred tax assets
In January 2021 the group increased its shareholding in a UK subsidiary from 59% to 83% through a transaction with noncontrolling interests. This resulted in that subsidiary being able to utilise the group’s UK tax losses and timing differences.
Under UK GAAP, transactions with noncontrolling interests that take place in the subsequent events window are not considered in the assessment of the realizability of deferred tax assets. Under US GAAP, this is considered to be an adjusting subsequent event and therefore the transaction is brought into consideration in assessing the realizability of the group’s UK deferred tax assets.
If this source of income had been considered in assessing the realizability of deferred tax assets, a deferred tax asset of £2,417,831 would have been recognised in the period ended 31 December 2020 instead of the period ended 30 September 2021 under UK GAAP. This has resulted in earlier recognition of this asset under US GAAP than under UK GAAP.
(3) Impact of additional deferred tax arising on asset acquisition
In July 2022 the group acquired a company which owned one contract based intangible asset. Under UK and US GAAP this was not considered to meet the definition of a business and hence it has been accounted for as an asset acquisition under both standards.
Under UK GAAP, no deferred tax is accounted for on such transactions and any timing differences are considered to be permanent in nature.
Under US GAAP, deferred tax is accounted for on such transactions using the simultaneous equation method of accounting. As a result under US GAAP additional deferred tax liabilities of £12,827,094 compared to those recognised under UK GAAP.
(q) Leases
Under UK GAAP, rentals applicable to operating leases where substantially all of the benefits and risks of ownership remain with the lessor are charged against profits on a straight line basis over the period of the lease. These operating leases are kept off-balance
sheet.
Under U.S. GAAP the Group will apply ASC 842 which includes operating leases on the balance sheet through a gross up with the recognition of right-of-use
assets and associated lease liabilities. However, upon adoption of ASC 842, there are no net differences between US GAAP and U.K. GAAP with respect to net income, the Statement of Changes in Equity, or the Statement of Cash Flows.
Additionally, the application of ASC 842 does not have a significant impact on the Group’s Statement of Cash Flows or Income Statement for the nine month period ended 30 September 2022. The gross up on the balance sheet will be reflected in recognition of right-of-use
assets of £9,451,484, lease incentives of £2,610,363, deferred rent of £142,447 and lease liabilities of £12,275,537.

35.	Significant differences between generally accepted accounting policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP)
The Company’s financial statements have been prepared in accordance with FRS 102, which differs in certain respects from the requirements of accounting principles generally accepted in the United States (“US GAAP”). The effects of the application of US GAAP to Alvarium Investments Limited (“the Company”) results are set out below.
There are other presentational differences between UK and US GAAP which do not impact net income or shareholders’ equity, and thus are not included in the reconciliation below.

The impact of the conversion to US GAAP on net income in the periods ending 31 December 2021, 2020 and 2019 is as follows:

	2021 £	2020 £	2019 £
Profit/(loss) for the financial year as reported under UK GAAP	1,947,874	(3,377,191)	(3,733,094)
Reversal of amortisation of goodwill (d)	3,429,870	3,488,827	2,836,126
Amortisation of separately recognised intangible assets arising on business combinations (a)	(81,761)	(82,850)	(461,807)
Reclassification of asset acquisition as business combination (g)	1,274,896	1,274,896	1,274,896
Expense acquisition costs previously capitalised (b)	—	—	(380,290)
Fair value adjustments on step acquisitions (f)	—	—	10,021,062
Reversal of equity method investment amortisation (h)	710,194	715,400	690,987
Amortisation of additional intangible assets within equity method investments (i)	(485,647)	(660,093)	(824,297)
Release of deferred tax on equity method amortisation above (i)	91,967	125,104	156,393
Additional impairment of investment in joint venture (j)	—	—	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(126,797)	(183,224)	(603,290)
Revenue recognition adjustments (m)	(609,183)	161,990	(516,381)
Fair value adjustment to deferred consideration (c)	—	(63,001)	(111,242)
Impact of GAAP differences on results of equity method investments (1)	221,635	(4,497,520)	4,457,782
Deferred tax (expense)/benefit (n)	(3,870,387)	501,961	1,890,505

Net income under US GAAP	2,502,661	(2,595,701)	14,443,198
Net income attributable to non-controlling interest under US GAAP	(590,120)	(1,246,901)	(948,405)

Net income attributable to shareholders’ of the parent company under US GAAP	1,912,541	(3,842,602)	13,494,793

The impact of the conversion to US GAAP on shareholders funds as at 31 December 2021 and 2020 is as follows:

	2021 £	2020 £
Shareholders funds as at 31 December 2021, 2020 and 2019 as reported under UK GAAP	56,305,169	62,387,395
Reversal of amortisation of goodwill (d)	19,074,973	15,645,102
Impact on goodwill of additional deferred tax liabilities recognised on acquisition (a)	5,284,823	5,284,823
Amortisation of separately recognised intangible assets arising on business combinations (a)	(626,418)	(544,657)
Reclassification of asset acquisition as business combination ( g)	3,824,688	2,549,792
Acquisition costs and fair value adjustments to deferred consideration previously capitalised (b) & (c)	(1,695,685)	(1,695,685)
Fair value adjustments on step acquisitions (f)	11,471,931	11,471,931
Fair value adjustments on non-controlling interests (e)	10,933,918	10,933,918
Revenue recognition adjustments (m)	(963,574)	(354,391)
Reversal of equity method investment amortisation (h)	4,028,905	3,318,711
Accumulated amortisation of additional intangible assets within equity method investments (i)	(5,355,440)	(4,869,793)
Release of deferred tax on equity method amortisation above (i)	1,016,690	924,724
Additional impairment of investment in joint venture (j)	(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(1,611,431)	(1,519,133)
Impact of GAAP differences on results of equity method investments (1)	221,635
Deferred taxes (n)	(6,768,943)	(2,900,089)
Cumulative translation adjustments on all of the above	323,116	441,843

Shareholders funds as at 31 December 2021 , 2020 and 2019 under US GAAP	95,210,205	100,820,339
Non-controlling interest	(13,475)	(11,254,993)

Total equity attributable to shareholders’ of the parent company under US GAAP	95,196,730	89,565,346

The impact of the conversion to US GAAP on the Company’s statement of cashflows for the years ended 31 December 2021, 2020 and 2019 is as follows:

	2021 £	2020 £	2019 £

Operating activities

Net cash from operating activities per UK GAAP Reclassification of interest received from investing	14,451,786	3,330,423	2,460,296
activities	43,210	59,402	10,206
Reclassification of interest paid from financing activities	(912,769)	(628,992)	(739,273)
Net cash from operating activities per US GAAP	13,582,227	2,760,833	1,731,229

Investing activities

Net cash used in investing activities per UK GAAP Reclassification of interest received to operating	(9,746,698)	(2,502,279)	(14,039,229)
activities	(43,210)	(59,402)	(10,206)
Reclassification of transaction between equity holders	6,326,146	—	—
Net cash used in investing activities per US GAAP	(3,463,762)	(2,561,681)	(14,049,435)

Financing activities

Net cash from financing activities per UK GAAP Reclassification of interest paid to operating	(38,748)	422,543	5,588,869
activities	912,769	628,992	739,273
Reclassification of transaction between equity holders	(6,326,146)	—	—
Net cash from financing activities per US GAAP	(5,452,125)	1,051,535	6,328,142

Net change in cash from UK to US GAAP	—	—	—

In addition, the Company had
non-cash
financing activity of £10.3m relating to the issue of new share capital in exchange for the conversion of a shareholder loan and further shares in two subsidiary companies for the period ended 31 December 2021. The Group also received non-cash consideration of £1,607,301 as disclosed in note 13 of these financial statements.
Business combinations

(a) Intangible assets other than goodwill
Under FRS102 for acquisitions made after 1 January 2019, intangible assets other than goodwill are only required to be recognised to the extent that they are both separable and arise from contractual rights.

Under US GAAP intangible assets that are either separable or arise from contractual rights are required to be recognised. This leads to the recognition of additional intangible assets under US GAAP than under FRS102 for acquisitions made by the Company after 1 January 2019.
Due to the recognition of additional deferred tax liabilities under US GAAP compared to UK GAAP, the amount of goodwill recognized in the previous business combination accounting has also increased.
(b) Expense acquisition costs

Under FRS102, acquisition costs incurred by the acquirer are capitalised as part of the purchase consideration for the acquisition.
Under US GAAP, these are required to be charged to acquisition costs in the income statement.
(c) Fair value adjustments to deferred and contingent consideration
Under FRS102, any fair value adjustments to deferred consideration outside the measurement period can be adjusted against goodwill.
Under US GAAP, any fair value adjustments outside the measurement period are adjusted through the P&L.
(d) Goodwill amortisation
Under FRS 102, goodwill is presumed to have a finite useful economic life and is recorded at cost less accumulated amortisation and impairment. Accordingly, the Company amortised goodwill on a straight-line basis over an estimated useful life of 10 years.
US GAAP prohibits the amortisation of goodwill and instead requires that goodwill be tested at least annually for impairment or more frequently if impairment indicators exist. Amortisation expense recognised under FRS 102 was reversed under US GAAP.
(e)
Non-controlling
interest
Under FRS102, no goodwill is recognised for the
non-controlling
interest of an acquired company.
Under US GAAP, goodwill is recognised on the entire Company acquired, including the amount pertaining to the non-controlling
interest. This has led to conversion adjustments in respect of two acquisitions made in 2019 by the Company.
(f) Step acquisitions
Under FRS102 where control of a subsidiary is achieved in stages, no fair value adjustments are made to any existing holdings in the subsidiary.
Under US GAAP where control of a subsidiary is achieved in stages, any existing holdings in the subsidiary are fair valued with any resulting gain or loss recorded in the income statement. This has led to reconciliation adjustments in respect of two acquisitions made in 2019 by the Company.
Additionally, the restatement in relation to the historic accounting acquirer - detailed in the sole purpose 2020 and 2019 financial statements filed with the SEC - has led to three historic acquisitions being treated as step acquisitions. This has led to further fair value adjustments under US GAAP.

(g) Reclassification of asset acquisition as business combination
In February 2019 the Company acquired certain assets from LEPE Partners LLP, a merchant banking business. Under UK GAAP this did not meet the definition of a business combination. One customer related intangible asset of £12,748,964 was recognised and is being amortised over 10 years.
Under US GAAP, following the application of the screening test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single asset or a group of similar assets, it was determined that this met the definition of a business combination.
This is the impact of the reversal of the amortisation recorded under UK GAAP, as Goodwill, which is not amortisable, would have been recognised for US GAAP.
Investments in joint ventures and associates
(h) Implied goodwill amortisation
Under FRS102 any implied goodwill arising on the acquisition of an interest in a joint venture or associate is amortised over a period of 10 years.
Under US GAAP no such amortisation charge is booked. This has led to the reversal of any accumulated amortisation on implied goodwill recorded by the Company under FRS102.
(i) Separate intangible assets arising on acquisition of an equity method investment
Under US GAAP where implied goodwill on an acquisition arises, this is required to be assessed for separate intangible assets. This has given rise to separate intangible assets being identified in respect of two of the Company’s equity method investments. These intangible assets have then been amortised over their estimated useful economic lives through the Company’s share of profits from joint ventures and associates. The deferred tax impact of the recognition of such intangible assets has also been recognised.
Such intangible assets are not required to be recognised and amortised under UK GAAP.
(j) Additional impairment of equity method investments
Given the reversal of the implied goodwill amortisation, under US GAAP the goodwill is required to be assessed for impairment at each reporting date. As a result of this, an additional impairment has been recorded compared to that reported under UK GAAP.
(k) Treatment of losses in excess of investment in equity method investments
Under UK GAAP, when the Group’s share of losses of an associate or joint venture investment equals or exceeds the carrying amount of its investment, the Group stops recognising its share of further losses. The Group recognises its share of any subsequent profits only after its share of profits equals its share of losses not recognised.
Under US GAAP excess losses are offset against the Group’s other interests in the investee, including loans advanced.
(l) Impact of GAAP differences on results of equity method investments
In 2019 the Group entered into an associate arrangement in which it obtained a 23% ownership interest in NZ PropCo Holdings Limited. Subsequently, NZ PropCo Holdings Limited acquired a portfolio of properties which constitute a business combination. The initial business combination accounting differs between UK and US GAAP, specifically related to the difference between the fair value of assets acquired and the consideration paid, which resulted in a bargain purchase gain.

Under FRS102 bargain purchase gains are not recognised through income when a business combination occurs. These are deferred until the associated underlying assets are sold. This results in the entity being in a loss and net liability position for both 2019 and 2020. In an excess loss position, there is no value to recognise on the statement of financial position and the Group would only recognise a share of the entity profits when its investment moves into a profitable position.
Under US GAAP, assets are measured at fair value as of the acquisition date. This has led to the inclusion of a bargain purchase gain in 2019 which results in an adjustment from UK GAAP resulting in a share of profit being recognised. In 2020 the entity incurred losses in excess of the profit recognised in 2019. Under the equity method, losses are only recognised to the extent they do not reduce the carrying balance of the investment below zero. This has therefore resulted in a reversal of the gains from 2019.
Separately, in 2021 an equity method investee had amortised goodwill on its own balance sheet under UK GAAP. Conversion of these results to US GAAP has resulted in the reversal of this amortisation amounting to £221,635.
(m) Revenue Recognition
Upon the adoption of ASC 606, various adjustments to revenue impacted current and prior period FRS102 revenue recognition, primarily due to when performance obligations were considered satisfied under FRS102 compared to US GAAP, under ASC 606.
The Company’s full accounting policy for revenue recognition under FRS102 can be found on in the accounting policies disclosed to note 3 in these financial statements.
The Company’s full accounting policy for revenue recognition under US GAAP is detailed below:
Revenue recognition differs under ASC 606, which applies a specific 5 step model, which results in certain adjustments when compared to revenue recognized under FRS 102. The five step model applies under ASC 606 is as follows.
1. Identification of contract with customer
2. Identification of performance obligation
3. Determination of transaction price
4. Allocation of transaction to performance obligation
5. Recognition of revenue when performance obligations are met.
For the purposes of this reconciliation, the Company considered the adoption date of ASC 606 to be 1/1/2018.
The difference in policy resulted in differences in the following revenue recognition differences:
Corporate finance engagements

•
Within the Merchant Banking division, it was noted that under US GAAP, retainer fees should be recognized in line with completion of the related performance obligation. Under FRS 102, such fees were recognized when received. This resulted in timing adjustments which decreased revenue by £241,881 in 2019, increased revenue
by £24,741 in 2020 and decreased revenue by £733,933 in 2021.

•
In the Co-investment division, an advisory fee that was recognised fully in 2018 under UK GAAP was noted as needing to be recognised over the life of the contract (2019 to 2021) commensurate with the satisfaction of the performance obligation under US GAAP. Recognising this revenue over time in line with the performance obligation has resulted in a decrease in revenue of £274,500 in 2019, an increase of revenue of
 £137,250 in 2020 and an increase in revenue of £137,250 in 2021, as revenue has been deferred to match the Group’s satisfaction of the underlying performance obligation.

UK Investment advisory revenue, Overseas Investment advisory revenue, Trust and fiduciary revenue, Private and family office revenue
The five step model was applied to the variable consideration revenue recognised in the Family Office Services and Investment Advisory divisions. US GAAP requires recognition of variable consideration to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is resolved subsequently. Under FRS 102, such revenue was recognised based on the best estimate at the time it was recorded. From the analysis performed, the Group noted no significant differences requiring adjustment.

(n) Income taxes
A reconciliation of the income tax expense/(credit) under UK GAAP to US GAAP is given below.

	2021 £	2020 £	2019 £

Income tax expense/(credit) under UK GAAP	(536,461)	(315,163)	511,024
Recognition of deferred taxes in respect of non-tax adjustments, other than the effect below (1)	(263,270)	(31,320)	(15,497)
Recognition of deferred tax asset in respect of losses due to recognition of deferred tax liabilities (2)	—	—	(1,793,000)
Recognition of French deferred tax asset in respect of losses due to recognition of deferred tax liabilities above (2)	(29,574)	(95,454)	(40,362)
Impact of change in UK tax rate on deferred tax assets and liabilities recognised under US GAAP (3)	1,745,400	585,000	—
Impact of change in French tax rate on deferred tax liabilities recognised under US GAAP (5)	—	—	(41,646)
Deferred tax assets no longer supported by deferred taxes from non-tax adjustments (4)	—	1,457,644	—

Total deferred taxes in respect of non-tax adjustments	1,452,556	1,915,870	(1,890,505)
Impact of a transaction in the subsequent events window on UK deferred tax assets (5)	2,417,831	(2,417,831)	—

Total adjustment to deferred tax expense/(benefit)	3,870,387	(501,961)	(1,890,505)

Income tax expense/(credit) US GAAP	3,333,926	(817,124)	(1,379,481)

A reconciliation of the deferred tax asset/(liability) under UK GAAP to US GAAP is given below.

	202 1 £	2020 £
Deferred tax asset/(liability) under UK GAAP	2,146,091	791,503
Impact of a transaction in the subsequent events window on UK deferred tax assets (5)	—	2,417,831
Recognition of deferred taxes in respect of non-tax adjustments	(6,768,943)	(5,317,920)

Total adjustment to deferred tax asset/(liability)	(6,768,943)	(2,900,089)

Deferred tax asset/(liability) under US GAAP	(4,622,852)	(2,108,586)

(1) Deferred taxes in respect of
non-tax
adjustments
This line represents the
tax-effect
of
non-tax
adjustments excluding the effects of valuation allowance adjustments and tax rate changes described below.
(2) Recognition of French deferred tax asset in respect of losses due to recognition of deferred tax liabilities
The recognition of the deferred tax liabilities for intangible assets under US GAAP means that deferred tax assets that were not recognized under UK GAAP meet the recognition threshold under US GAAP. Additional deferred assets of £95,454 and £162,174 in France were therefore recognised in 2020 and 2021 respectively.
(3) lmpact of change in UK corporate tax rate on deferred tax assets and liabilities recognised in (1) above
In respect of UK based acquirees, the deferred tax liabilities and assets recognised in (1) above were calculated based on the enacted future tax rates expected to be prevailing in the period of the reversal of the temporary difference, as was legislated in the UK at the time. In early 2020 a legislated reduction in UK corporation tax from 19% to 17% scheduled to come into effect from 1 April 2020 was withdrawn, and it was enacted that the tax rate would remain at 19%.
In June 2021 it was enacted that the UK corporation tax rate would increase to 25% from 1 April 2023.
This line represents the revaluation of those deferred tax assets and liabilities.
(4) Deferred tax assets no longer supported by deferred taxes from non-tax
adjustments
As a result of the ability to consider additional sources of income in the assessment of the realizability of deferred tax assets under US GAAP, the tax effect of non-tax
adjustments are no longer offset with an adjustment to the valuation allowance.
This adjustment reverses this offset to the valuation allowance.
(5) Impact of a transaction in the subsequent events window on UK deferred tax assets
In January 2021 the group increased its shareholding in a UK subsidiary from 59% to 83% through a transaction with noncontrolling interests. This resulted in that subsidiary being able to utilise the group’s UK tax losses and timing differences.

Under UK GAAP, transactions with noncontrolling interests that take place in the subsequent events window are not considered in the assessment of the realizability of deferred tax assets. Under US GAAP, this is considered to be an adjusting subsequent event and therefore the transaction is brought into consideration in assessing the realizability of the group’s UK deferred tax assets.
If this source of income had been considered in assessing the realizability of deferred tax assets, an additional deferred tax asset of £2,417,831 would have been recognised under UK GAAP in 2020. The impact of this GAAP difference fully reverses during 2021.
(o) Transactions between equity holders
During the year the Group had a transaction between equity holders which is included in the ‘Cash flows from investing activities’ section of the statement of cash flows under FRS 102. Under US GAAP, transactions with shareholders in their capacity as shareholders are included in the “Cash flows from financing activities” section.
This has therefore led to a reclassification in the US GAAP statement of cash flows presented in this note.